File# 1-36186
CERT NAS

NYSE Regulation, I
20 Broad Street, 24th F
New York, NY 10005

13003264

NYSE REGULATION

November 15, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

This is to certify that on November 8, 2013 the NYSE MKT LLC (the "Exchange") received from Liberator Medical Holdings, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, par value $0.001 per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Managing Director, Corporate Compliance
NYSE Regulation, Inc.